Statement of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (4,699,939)	$ (4,601,503)	$ (1,484,115)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	70,948	67,103	64,968
Loss on disposal of property and equipment	607	0	0
Stock based compensation	762,005	1,554,913	480,108
Issuance of common stock and common stock warrants in exchange for consulting services	130,991	509,967	128,775
Issuance of common stock warrants	35,836	0	0
Changes in operating assets and liabilities:
Accounts receivable	99,786	(82,435)	(17,351)
Inventory	(87,344)	(93,816)	6,787
Prepaid expenses and other current assets	64,273	(144,608)	(5,867)
Accounts payable	239,810	(123,210)	(47,686)
Accrued expenses	(192,788)	574,191	21,458
Deferred revenue	101,675	0	0
Net cash used in operating activities	(3,474,140)	(2,339,398)	(852,923)
Cash flows from investing activities:
Purchase of property and equipment	(6,510)	(10,919)	(7,757)
Net cash used in investing activities	(6,510)	(10,919)	(7,757)
Cash flows from financing activities:
Proceeds from notes payable - related parties	0	0	40,000
Proceeds from issuance of common stock upon option exercises	500	0	0
Proceeds from issuance of common stock and common stock warrants (net of issuance costs)	250,000	5,185,430	1,147,000
Net cash provided by financing activities	250,500	5,185,430	1,187,000
Net (decrease) increase in cash and cash equivalents	(3,230,150)	2,835,113	326,320
Cash and cash equivalents, beginning of year	3,387,428	552,315	225,995
Cash and cash equivalents, end of year	157,278	3,387,428	552,315
Supplemental disclosure of cash flow information:
Cash paid during the year for:Interest	0	0	0
Cash paid during the year for:Income taxes	4,283	0	0
Non-cash financing activities
Issuance of common stock for stock subscription received in 2013	250,000	0	0
Value of common stock issued to settle accrued liabilities	$ 0	$ 14,000	$ 0